Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Entity Registrant Name	AMERICAN REALTY CAPITAL PROPERTIES, INC.
Entity Central Index Key	0001507385
Entity Filer Category	Non-accelerated Filer

BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash	$ 10	$ 10
Prepaid expenses and other assets	166,500
Deferred offering costs	1,783,901	278,976
Total assets	1,950,411	278,986
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	1,966,411	278,976
Stockholder's Equity
Common stock, $0.01 par value, 10,000 shares authorized, 1,000 issued and outstanding	10	10
Accumulated deficit during the development stage	(16,010)
Total stockholders' equity (deficit)	(16,000)	10
Total liabilities and stockholders' equity (deficit)	$ 1,950,411	$ 278,986

BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	10,000	10,000
Common stock, issued	1,000	1,000
Common stock, outstanding	1,000	1,000

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2011
Revenues
Expenses:
General and administrative	485	16,010	16,010
Total expenses	485	16,010	16,010
Net loss	$ (485)	$ (16,010)	$ (16,010)
Basic and diluted weighted average common shares outstanding	1,000	1,000	1,000
Basic and diluted net loss per share	$ (0.05)	$ (16.01)	$ (16.01)

STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock	Accumulated Deficit During the Development Stage
Beginning Balance at Dec. 01, 2010
Issuance of common stock (in shares)		1,000
Issuance of common stock	$ 10	$ 10
Ending Balance at Dec. 31, 2010	10	10
Ending Balance (in shares) at Dec. 31, 2010		1,000
Net loss	(16,010)		(16,010)
Ending Balance at Jun. 30, 2011	$ (16,000)	$ 10	$ (16,010)
Ending Balance (in shares) at Jun. 30, 2011		1,000

STATEMENTS OF CASH FLOWS (USD $)	1 Months Ended	6 Months Ended	7 Months Ended
	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2011
Cash flows from operating activities:
Net loss		$ (16,010)	$ (16,010)
Adjustments to reconcile net loss to net cash provided by operating activities:
Accounts payable and accrued expenses		16,010	16,010
Net cash provided by operating activities
Cash flows from financing activities:
Proceeds from issuance of common stock	10		10
Payments of financing costs		(105,500)	(105,500)
Proceeds from affiliates		275,318	275,318
Payments of offering costs		(169,818)	(169,818)
Net cash provided by financing activities	10		10
Net change in cash	10		10
Cash, beginning of period		10
Cash, end of period	$ 10	$ 10	$ 10

Organization and Proposed Business Operations	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization and Proposed Business Operations

Note 1 — Organization and Proposed Business Operations

American Realty Capital Properties, Inc. (the “Company”), incorporated on December 2, 2010, is a newly formed Maryland corporation that intends to qualify as a real estate investment trust (“REIT”) for U.S. federal income tax purposes for the taxable year ending December 31, 2011. On July 7, 2011, the Company commenced its initial public offering (the “IPO”) on a “reasonable best efforts” basis, offering for sale a minimum of 5.4 million and a maximum of 8.8 million shares of its common stock, $0.01 par value per share, at a price of $12.50 per share (the “Shares”) (subject to certain discounts as described in the prospectus forming a part of the registration statement on Form S-11), through its co-dealer managers, Realty Capital Securities, LLC (“RCS”) and Ladenburg Thalmann & Co. Inc. (the “Dealer Managers”), pursuant to a registration statement on Form S-11 (File No. 333-172205) (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended. The IPO will end no later than September 6, 2011, which is 61 days from the effective date of the IPO, irrespective of whether the Company sells the maximum number of the Shares in the IPO. The Company will deposit subscription payments in an escrow account. In order to close, the Company must sell 5.4 million Shares within 61 days following commencement of the IPO and the Company’s common stock must be listed on The NASDAQ Capital Market at such time, or the Company will terminate the IPO and promptly return subscription payments to subscribers for Shares with their pro rata share of the interest earned on these funds. The Company has been approved to have its common stock listed on The NASDAQ Capital Market under the symbol ARCP pending its sale of the minimum number of shares and the escrow break.

The Company was formed to primarily own and acquire single tenant, freestanding commercial real estate that is net leased on a medium-term basis, primarily to investment grade credit rated and other credit worthy tenants. The Company considers properties that are net leased on a “medium-term basis,” to mean properties originally leased long term (ten years or longer) that are currently subject to net leases with remaining lease terms of generally three to eight years, on average.

Substantially all of the Company’s business will be conducted through ARC Properties Operating Partnership, L.P. (the “OP”), a Delaware limited partnership. The Company will be the sole general partner of the OP. After holding units of limited partner interests (“OP Units”) for a period of one year, holders of OP Units have the right to convert OP units for the cash value of a corresponding number of shares of the Company’s common stock or, at the option of the OP, a corresponding number of shares of the Company’s common stock, as allowed by the limited partnership agreement of the OP. The remaining rights of the holders of OP Units are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP’s assets.

The Company has retained ARC Properties Advisors, LLC (the “Advisor”) and American Realty Capital II, LLC (the “Sponsor”), to manage its affairs on a day to day basis. These related parties, including the Advisor, the Sponsor and RCS will receive compensation and fees for services related to the IPO and for the investment and management of the Company’s assets. These entities will receive fees during the offering, acquisition, operational and liquidation stages.

At the completion of the IPO, ARC Real Estate Partners, LLC, (“the Contributor”), an affiliate of the Sponsor, will contribute to the OP its indirect ownership interests in ARC Income Properties, LLC and ARC Income Properties III, LLC which include 60 properties that are presently leased to RBS Citizens Bank, N.A. and Citizens Bank of Pennsylvania, a property presently leased to Home Depot U.S.A., Inc., and two vacant properties in exchange for 310,000 OP Units.

Note 1 — Organization and Proposed Business Operations

American Realty Capital Properties, Inc. (the “Company”), incorporated on December 2, 2010, is a newly formed Maryland corporation that intends to qualify as a real estate investment trust (“REIT”) for U.S. federal income tax purposes for the taxable year ending December 31, 2011. The Company intends to offer for sale a minimum of 5.4 million and a maximum of 8.8 million shares of common stock, $0.01 par value per share, at a price of $12.50 per share, through its co-dealer managers, Realty Capital Securities, LLC and Ladenburg Thalmann & Co. Inc., pursuant to a registration statement on Form S-11 filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Offering”). The Company has applied to have its common stock listed on The NASDAQ Capital Market under the symbol ARCP.

The Company was formed to primarily own and acquire single tenant, freestanding commercial real estate that is net leased on a medium-term basis, primarily to investment grade credit rated and other credit worthy tenants. The Company considers properties that are net leased on a “medium-term basis,” to mean properties originally leased long term (ten years or longer) that are currently subject to net leases with remaining lease terms of generally three to eight years, on average.

Substantially all of the Company’s business will be conducted through ARC Properties Operating Partnership, L.P. (the “OP”), a Delaware limited partnership. The Company will be the sole general partner of the OP. After holding OP units for a period of a year, limited partner interests have the right to convert OP units for the cash value of a corresponding number of shares of common stock or, at the option of the OP, a corresponding number of shares of common stock, as allowed by the limited partnership agreement of the OP. The remaining rights of the limited partner interests are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP’s assets.

The Company is managed by its affiliates, ARC Properties Advisors, LLC (the “Advisor”) and American Realty Capital II, LLC (the “Sponsor”), which provides certain acquisition and debt capital services to the Company. These related parties, including the Advisor, the Sponsor and Realty Capital Securities, LLC, will receive compensation and fees for services related to the Offering and for the investment and management of the Company’s assets. These entities will receive fees during the offering, acquisition, operational and liquidation stages.

At the completion of the Offering, ARC Real Estate Partners, LLC, (“the Contributor”), an affiliate of our Sponsor, will contribute to the OP its indirect ownership interests in 60 properties that are presently leased to RBS Citizens Bank, N.A. and Citizens Bank of Pennsylvania, a property presently leased to Home Depot U.S.A., Inc., and two vacant properties. In exchange, the Contributor will receive 310,000 units in the OP.

Summary of Significant Accounting Policies	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

The Company’s significant accounting policies are described in Note 2 to the financial statements as of December 31, 2010 and for the period from December 2, 2010 to December 31, 2010, which are included in the Registration Statement filed with the SEC on July 5, 2011. There have been no significant changes to these policies during the six months ended June 30, 2011 other than the updates described below.

Deferred Offering Costs

The Company has incurred certain expenses in connection with registering to sell shares of its common stock as discussed in Note 1 — Organization and Proposed Business Operations. These costs principally relate to professional fees and fees paid to various regulatory agencies. As of June 30, 2011 and December 31, 2010, such costs totaled $1,783,901 and $278,976, respectively, and are included in deferred offering costs in the accompanying balance sheets. Simultaneous with selling shares of common stock, the deferred offering costs will be charged to equity upon the completion of the IPO or to expenses if the IPO is not completed.

Note 2 — Summary of Significant Accounting Policies

Development Stage Company

The Company complies with the reporting requirements of development stage enterprises. The Company expects to incur organizational, accounting and offering costs in connection with the Offering. Offering and other organization costs, which may be advanced by the Advisor, are not expected to be paid before the commencement of the Offering and will be paid or reimbursed by the Company from proceeds of the Offering that are set aside for such purposes. It is the Company’s plan to complete the Offering; however, there can be no assurance that the Company’s plans to raise capital will be successful.

Formation Transactions

After the effectiveness of the Offering, it is the Company’s intention to acquire certain properties from affiliated entities of the Company. The contribution of the properties from affiliates in the initial formation of the Company will be accounted for as a reorganization of entities under common control and therefore all assets and liabilities related to the contributed properties will be accounted for on the carryover basis of accounting whereby the real estate investments will be contributed at amortized cost and all assets and liabilities of the predecessor entities will become assets and liabilities of the Company.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management makes significant estimates regarding revenue recognition, investments in real estate and purchase price allocations, as applicable.

Real Estate Investments

Upon the acquisition of properties, the Company will record acquired real estate at cost and make assessments as to the useful lives of depreciable assets. The Company will consider the period of future benefit of the asset to determine the appropriate useful lives. Depreciation will be computed using the straight-line method over the estimated useful lives of forty years for buildings, five to ten years for building fixtures and improvements and the lesser of the useful life or remaining lease term for acquired intangible lease assets.

Impairment of Long Lived Assets

The Company will establish a single accounting model for the impairment or disposal of long-lived assets. Operations related to properties that have been sold or properties that are intended to be sold will be presented as discontinued operations in the statement of operations for all periods presented, and properties intended to be sold will be designated as “held for sale” on the balance sheet.

When circumstances indicate the carrying value of a property may not be recoverable, the Company will review the asset for impairment. This review will be based on an estimate of the future undiscounted cash flows, excluding interest charges, expected to result from the property’s use and eventual disposition. These estimates will consider factors such as expected future operating income, market and other applicable trends and residual value, as well as the effects of leasing demand, competition and other factors. If impairment exists, due to the inability to recover the carrying value of a property, an impairment loss will be recorded to the extent that the carrying value exceeds the estimated fair value of the property or properties to be held and used. For properties held for sale, the impairment loss will be the adjustment to fair value less estimated cost to dispose of the asset. These assessments will have a direct impact on net income because recording an impairment loss results in an immediate negative adjustment to net income.

Allocation of Purchase Price of Acquired Assets

Upon the acquisition of real properties, it is the Company’s policy to allocate the purchase price of properties to acquired tangible assets, consisting of land, building, fixtures and improvements, and identified intangible lease assets and liabilities, consisting of the value of above-market and below-market leases, as applicable, the value of in-place leases and the value of tenant relationships, based in each case on their fair values. The Company utilizes independent appraisals and information management obtains on each property as a result of pre-acquisition due diligence, as well as subsequent marketing and leasing activities, as applicable, to determine the fair values of the tangible assets of an acquired property, amongst other market data.

The fair values of above-market and below-market in-place lease values are recorded based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the difference between (a) the contractual amounts to be paid pursuant to the in-place leases and (b) an estimate of fair market lease rates for the corresponding in-place leases, which is generally obtained from independent appraisals, measured over a period equal to the remaining non-cancelable term of the lease. The above-market and below-market lease values are capitalized as intangible lease assets or liabilities. The capitalized above-market lease intangibles are amortized as a decrease to rental income over the remaining term of the lease. The capitalized below-market lease intangibles are amortized as an increase to rental income over the remaining term of the lease. In determining the amortization period for below-market lease intangibles, the Company initially considers, and periodically evaluates on a quarterly basis, the likelihood that a tenant will execute the renewal option. The likelihood that a lessee will execute the renewal option is determined by taking into consideration the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located.

The fair values of in-place leases include direct costs associated with obtaining a new tenant, opportunity costs associated with lost rentals which are avoided by acquiring an in-place lease, and tenant relationships. Direct costs associated with obtaining a new tenant include commissions, tenant improvements, and other direct costs and are estimated based on independent appraisals and management’s consideration of current market costs to execute a similar lease. The value of opportunity costs is calculated using the contractual amounts to be paid pursuant to the in-place leases over a market absorption period for a similar lease. Customer relationships are valued based on expected renewal of a lease or the likelihood of obtaining a particular tenant for other locations. These intangibles are included in intangible lease assets in the accompanying consolidated balance sheet and are amortized to depreciation and amortization, a component of operating expense, over the remaining term of the lease.

The determination of the fair values of the assets and liabilities acquired requires the use of significant assumptions with regard to the current market rental rates, rental growth rates, discount rates and other variables. The use of inappropriate estimates would result in an incorrect assessment of the purchase price allocations, which could impact the amount of the Company’s reported net income. Initial purchase price allocations are subject to change until all information is finalized, which is generally within one year of the acquisition date.

Deferred Offering Costs

The Company has incurred certain expenses in connection with registering to sell shares of its common stock as discussed in Note 1 — Organization and Proposed Business Operations. These costs principally relate to professional fees. As of December 31, 2010, such costs totaled $278,976 and are included in deferred offering costs in the accompanying balance sheet. Simultaneous with selling shares of common stock, the deferred offering costs will be charged to equity upon the completion of the Offering or to expenses if the Offering is not completed.

Derivative Instruments

The Company may use derivative financial instruments to hedge all or a portion of the interest rate risk associated with its borrowings. Certain of the techniques used to hedge exposure to interest rate fluctuations may also be used to protect against declines in the market value of assets that result from general trends in debt markets. The principal objective of such agreements is to minimize the risks and/or costs associated with the Company’s operating and financial structure as well as to hedge specific anticipated transactions.

The Company will record all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

Revenue Recognition

Upon the acquisition of real estate, certain properties will have leases where minimum rent payments increase during the term of the lease. The Company will record rental revenue for the full term of each lease on a straight-line basis. When the Company acquires a property, the term of existing leases will be considered to commence as of the acquisition date for the purposes of this calculation. Cost recoveries from tenants will be included in tenant reimbursement income in the period the related costs are incurred, as applicable.

The Company’s revenues, which will be derived primarily from rental income, include rents that each tenant pays in accordance with the terms of each lease reported on a straight-line basis over the initial term of the lease. Since many leases will provide for rental increases at specified intervals, straight-line basis accounting requires the Company to record a receivable, and include in revenues, unbilled rent receivables that the Company will only receive if the tenant makes all rent payments required through the expiration of the initial term of the lease. The Company will defer the revenue related to lease payments received from tenants in advance of their due dates.

The Company will review receivables related to rent and unbilled rent receivables and determine collectability by taking into consideration the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area in which the property is located, as applicable. In the event that the collectability of a receivable is in doubt, the Company will record an increase in the allowance for uncollectible accounts or record a direct write-off of the receivable in the consolidated statement of operations.

Loan Loss Provisions

The Company may purchase or originate commercial mortgages and mezzanine loans to be held as long-term investments. The loans will be evaluated for possible impairment on at least a quarterly basis.

The asset specific reserve component of the loan loss provision relates to reserves for losses on loans considered to be impaired and measured in accordance with the accounting guidance for impaired loans. A loan is considered to be impaired when, based upon current information and events, management believes that it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. A reserve is established when the present value of payments expected to be received or observable market prices for the estimated fair value of the collateral, if applicable, of an impaired loan is lower than the carrying value of that loan.

The portfolio-based reserve component covers the pool of loans that do not have asset specific reserves. A portfolio-based reserve will be recorded when available information indicates that it is probable that the pool of loans will recognize losses and the amount of such losses can be reasonably estimated. Reserve balances for this pool of loans is derived using estimated default rates and estimated loss severities assuming a default occurs.

Upon determination of impairment, management will establish a reserve for loan losses and a corresponding charge to earnings through the provision for loan losses. Significant judgments are required in determining impairment, which include making assumptions regarding the value of the loan, the value of the real estate or partnership interests that secure the loan, and any other applicable provisions, including guarantees and cross-collateralization features, if any.

Net Income Per Share

The Company will calculate basic income per share by dividing net income for the period by weighted-average shares of Common Stock outstanding for a respective period. Diluted income per share takes into account the effect of dilutive instruments, such as stock options and unvested restricted stock, but uses the average share price for the period in determining the number of incremental shares that are to be added to the weighted-average number of shares outstanding.

Income Taxes

The Company intends to elect and qualify to be taxed as a REIT, commencing with its taxable year ending December 31, 2011. Accordingly, the Company will generally not be subject to corporate U.S. federal or state income tax to the extent that qualifying distributions are paid to our stockholders, and provided the Company satisfies on a continuing basis, through actual investment and operating results, the REIT requirements, including certain asset, income, distribution and stock ownership tests. If the Company fails to qualify as a REIT, and does not qualify for certain statutory relief provisions, the Company will be subject to U.S. federal, state and local income taxes and may be precluded from qualifying as a REIT for the subsequent four taxable years following the year in which the REIT qualification was lost. Accordingly, the failure to qualify as a REIT could have a material adverse impact on the Company’s results of operations and amounts available for distribution to its stockholders.

The dividends paid deduction of a REIT for qualifying dividends to its stockholders is computed using our taxable income as opposed to net income reported on the financial statements. Taxable income, generally, will differ from net income reported on the financial statements because the determination of taxable income is based on tax provisions and not financial accounting principles.

The Company may establish and elect to treat certain of its subsidiaries as taxable REIT subsidiaries (“TRS”). In general, a TRS may hold assets and engage in activities that the Company cannot hold or engage in directly and generally may engage in any real estate or non-real estate-related business. A TRS is subject to U.S. federal, state and local corporate income taxes.

Related Party Transactions and Arrangements	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions and Arrangements

Note 3 — Related Party Transactions and Arrangements

The Advisor and its affiliates will receive compensation and reimbursement for services relating to the IPO and the investment and management of the Company’s assets. The Advisor and its affiliates may incur and pay costs and fees on behalf of the Company. All organizational and offering costs incurred by the Company are reflected in the accompanying balance sheets. The Company reimburses these offering costs and fees to the Advisor, as applicable. All of the Company’s outstanding common stock is held by an entity wholly owned by the Sponsor. As of June 30, 2011, the Company had payables to affiliated entities of $275,318 and payables to the Advisor and affiliated Dealer Manager of $511,914 for services related to the IPO and offering costs paid on behalf of the Company. There were no such payables as of December 31, 2010.

Note 3 — Related Party Transactions and Arrangements

The Advisor, the Sponsor, Realty Capital Securities, LLC and their affiliates will receive compensation and reimbursement for services relating to the Offering and the investment and management of the Company’s assets. The Company had no related party transactions and payables to affiliated entities as of and for the period ended December 31, 2010.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies

Note 4 — Commitments and Contingencies

Litigation

In the ordinary course of business, the Company may become subject to litigation or claims. There are no material legal proceedings pending or known to be contemplated against the Company.

Environmental Matters

In connection with the ownership and operation of real estate, the Company may potentially be liable for costs and damages related to environmental matters. The Company does not own any properties, has not been notified by any governmental authority of any non-compliance, liability or other claim, and is not aware of any other environmental condition that it believes will have a material adverse effect on the results of operations.

Economic Dependency	6 Months Ended
Jun. 30, 2011
Economic Dependency

Note 5 — Economic Dependency

Under various agreements, the Company has engaged or will engage the Advisor and its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company’s common stock available for issue, as well as other administrative responsibilities for the Company including accounting services and investor relations.

As a result of these relationships, the Company is dependent upon the Advisor and its affiliates. In the event that these companies were unable to provide the Company with the respective services, the Company would be required to find alternative providers of these services.

Pro Forma Consolidated Statement of Operations	6 Months Ended
Jun. 30, 2011
Pro Forma Consolidated Statement of Operations

Note 6 — Pro Forma Consolidated Statement of Operations

The following unaudited pro forma Consolidated Balance Sheet as of June 30, 2011 and pro forma Consolidated Statements of Operations for the six months ended June 30, 2011 are presented as if the Company had acquired ARC Income Properties, LLC and ARC Income Properties III, LLC as of January 1, 2011. These financial statements should be read in conjunction with the Company’s historical financial statements and notes thereto. The pro forma Consolidated Balance Sheet and pro forma Consolidated Statement of Operations are unaudited and are not necessarily indicative of what the actual results of operations would have been had the Company acquired these entities as of January 1, 2011, nor does it purport to present the future results of operations of the Company (amounts in thousands):

	ARC Income Properties, LLC(1)	ARC Income Properties III, LLC(2)	American Realty Capital Properties, Inc.(3)	Pro Forma Adjustments (Minimum)(4)		Pro Forma (Minimum)(4)	Pro Forma Adjustments (Maximum)(5)		Pro Forma (Maximum)(5)
Assets
Real estate investments, at cost:
Land	$14,435	$2,911	$—	$—		$17,346	$—		$17,346
Buildings, fixtures and improvements	81,799	15,463	—	—		97,262	—		97,262
Acquired intangible lease assets	2,581	5,024	—	—		7,605	—		7,605
Total real estate investments, at cost	98,815	23,398	—			122,213			122,213
Less: accumulated depreciation and amortization	(11,187)	(1,514)	—	—		(12,701)	—		(12,701)
Total real estate investments, net	87,628	21,884	—			109,512			109,512
Cash and cash equivalents	546	158	—	818	(6)	1,522	39,693	(6)	40,397
Prepaid expenses and other assets	492	643	166	—		1,301	—		1,301
Deferred costs, net	447	978	—	(240	)(7)	1,185	(240	)(7)	1,185
Deferred offering costs	—	—	1,784	(1,784	)(8)	—	(1,784	)(8)	—
Total assets	$89,113	$23,663	$1,950			$113,520			$152,395
Liabilities and Equity
Mortgage notes payable	$82,622	$13,850	$—	(27,622	)(9)	$68,850	(27,622	)(9)	$68,850
Long-term notes payable	19,408	11,218	—	(30,626	)(10)	—	(30,626	)(10)	—
Accounts payable and accrued expenses	453	166	1,966	(1,784	)(11)	801	(1,784	)(11)	801
Deferred rent and other liabilities	516	158	—	—		674	—		674
Total liabilities	102,999	25,392	1,966			70,325			70,325
Member’s deficiency	(13,886)	(1,729)	(16)	15,631	(12)	—	15,631	(12)	—
Preferred stock	—	—	—	—		—	—		—
Common stock	—	—	—	54	(13)	54	88	(13)	88
Additional paid in capital	—	—	—	39,266	(14)	39,266	78,107	(14)	78,107
Total American Realty Capital Properties, Inc. shareholder’s equity	(13,886)	(1,729)	(16)	—		39,320	—		78,195
Non-controlling interests	—	—	—	3,875	(15)	3,875	3,875	(15)	3,875
Total liabilities and equity	$89,113	$23,663	$1,950			$113,520			$152,395

(1)	Reflects the historical Balance Sheet of ARC Income Properties, LLC for the period indicated.
(2)	Reflects the historical Balance Sheet of ARC Income Properties III, LLC for the period indicated.
(3)	Reflects the historical Balance Sheet of American Realty Capital Properties, Inc. for the period indicated.
(4)	Adjustments and pro forma balances based on the offering of the minimum number of 5,400,000 shares of common stock offered.
(5)	Adjustments and pro forma balances based on the offering of the maximum number of 8,800,000 shares of common stock offered.
(6)	Represents net cash proceeds from the issuance of common stock and equity units after offering costs and acquisition costs from the predecessor companies as shown below:

	Minimum Offering Amount	Maximum Offering Amount
Gross offering proceeds	$67,500,000	$110,000,000
Uses:
Fees and expenses	1,783,901	2,008,901
Selling commissions and dealer manager fees	5,400,000	8,800,000
Repay existing indebtedness	58,248,195	58,248,195
Property transfer, debt origination and transfer expenses	1,250,000	1,250,000
Net cash proceeds	$817,904	$39,692,904
(7)	Represents write-off of $889,731 of deferred financing costs for long-term notes payable which are to be repaid upon the closing of the offering and the ARC Income Properties mortgage note payable which is expected to be refinanced with proceeds from an anticipated new $60,000,000 senior secured revolving acquisition facility, partially offset by estimated offering costs of $650,000 to be incurred in connection with obtaining the facility.
(8)	Represents the reclassification of accumulated deferred offering costs to additional paid in capital which will occur upon the closing of the offering.
(9)	Represents repayment of $82,622,049 mortgage notes payable and refinancing with a $55,000,000 draw on an anticipated new $60,000,000 senior secured revolving acquisition facility with a term of three years at a proposed annualized interest rate of The London Inter-Bank Offered Rate (“LIBOR”) plus 2.45%, or 2.65%. The actual interest rate will depend on the corporate leverage and the LIBOR rate at the time of the closing of the loan.
(10)	Represents repayment of long-term notes with proceeds from the offering.
(11)	Represents reclassification of accrued offering costs to cash to show cash balance after payment of offering costs
(12)	Represents elimination of members’ deficiency related to predecessor companies.
(13)	Represents the issuance of a minimum of 5,400,000 and maximum of 8,800,000 shares of common stock at a par value of $0.01 per share.
(14)	Represents net proceeds after offering costs and par value of common stock based on the minimum offering of 5,400,000 shares of common stock offered or the maximum offering of 8,800,000 shares of common stock offered at an offering price of $12.50 per share and elimination of other balance sheet items as shown below:

	Minimum Offering	Maximum Offering
Gross offering proceeds	$67,500,000	$110,000,000
Less: offering fees and expenses	(1,783,901)	(2,008,901)
Less: selling commissions and dealer manager fees	(5,400,000)	(8,800,000)
Less: property transfer, debt origination and transfer expenses	(1,250,000)	(1,250,000)
Less: common stock par value	(54,000)	(88,000)
Less: write-off of deferred financing costs on retired indebtedness	(240,731)	(240,731)
Less: net reclassification of historic member deficiency	(15,630,645)	(15,630,645)
Less: reclassification of non-controlling interests	(3,875,000)	(3,875,000)
Adjustment to additional paid in capital	$39,265,723	$78,106,723
(15)	Represents the value of 310,000 OP units issued to the owner of the predecessor companies.

	ARC Income Properties, LLC(1)	ARC Income Properties III, LLC(2)	American Realty Capital Properties, Inc.(3)	Pro Forma Adjustments (Minimum)(4)		Pro Forma (Minimum)(4)	Pro Forma Adjustments (Maximum)(5)		Pro Forma (Maximum)(5)
Revenues:
Rental income	$3,390	$1,128	$—	$—		$4,518	$—		$4,518
Total revenues	3,390	1,128	—			4,518			4,518
Operating expenses:
Management fee	—	—	—	306	(6)	306	306	(6)	306
General and administrative	77	40	16	—	(7)	133	—	(7)	133
Depreciation and amortization	2,261	454	—	—		2,715	—		2,715
Total operating expenses	2,338	494	16			3,154			3,154
Operating income	1,052	634	(16)			1,364			1,364
Other expense:
Interest expense	(4,197)	(1,048)	—	4,058	(8)	(1,187)	4,058	(8)	(1,187)
Interest income	—	—	—	—		—	—		—
Other income	—	—	—	—		—	—		—
Total other income (expense)	(4,197)	(1,048)	—			(1,187)			(1,187)
Net income (loss)	$(3,145)	$(414)	$(16)			177			177
Net income attributable to non-controlling interest holders						(10)			(6)
Net income attributable to American Realty Capital Properties, Inc.						$167			$171
Per share data:
Weighted average shares outstanding						5,400 (9)			8,800	(10)
Earnings per share basic and fully diluted						$0.03			$0.02

(1)	Reflects the historical Statement of Operations of ARC Income Properties, LLC for the period indicated.
(2)	Reflects the historical Statement of Operations of ARC Income Properties III, LLC for the period indicated.
(3)	Reflects the historical Statement of Operations of American Realty Capital Properties, Inc. for the period indicated.
(4)	Adjustments and pro forma balances based on the offering of the minimum number of shares of 5,400,000 shares of common stock offered.
(5)	Adjustments and pro forma balances based on the offering of the maximum number of shares of 8,800,000 shares of common stock offered.
(6)	Represents management fee of the maximum of 0.50% of unadjusted book value of assets that may be charged by affiliated Advisor. The determination of payment of fees to the Advisor will be made on a periodic basis based on available cash flow.
(7)	Excludes our estimated general and administrative costs primarily for legal fees, audit fees, board of directors fees, insurance, marketing and investor relations fees related to operation as a public company, which are expected to have an ongoing effect on the results of operations of the Company, to be approximately $545,000 per year, an increase of approximately $279,000 over the annualized historical expenses for the six months ended June 30, 2011.
(8)	Represents reversal of interest expense for long-term notes to be repaid at the closing of the offering and reversal of interest expense on $82,622,049 of mortgage debt which is expected to be refinanced by American Realty Capital Properties, Inc., reversal of related deferred financing costs, amortization, addition of estimated interest expense for $55,000,000 drawn on an anticipated new $60,000,000 senior secured revolving acquisition facility with an estimated annualized interest rate of LIBOR plus 2.45%, or 2.65%, and amortization of deferred financing costs for the anticipated new $60,000,000 facility. The actual interest rate will be based on total corporate leverage and the actual LIBOR rate at the time of the closing of the loan. This proposed annualized interest rate is based on the facts that it was provided to the Company by one of the lenders with which the Company has been discussing the loan as indicative of a market interest rate for this type of loan and an affiliate of the Company’s sponsor recently closed on a loan commitment with similar terms. The detail of these amounts are as follows:

Six Months Ended June 30, 2011
Reversal of interest expense for long-term notes	$1,444,714
Reversal of interest expense for $82,622,049 mortgage note	2,617,053
Reversal of deferred financing cost amortization on long-term notes and mortgage to be refinanced	789,623
Interest expense for anticipated $55,000,000 draw	(738,872)
Deferred financing amortization for new $60,000,000 credit facility	(54,167)
$4,058,351

Every  1/8 of 1% change in the annualized interest rate on the anticipated new $60,000,000 senior secured revolving acquisition facility will result in a change in annualized interest expense of approximately $68,750, assuming an outstanding balance of $55,000,000.

(9)	Excludes the effect of 310,000 of OP units issued to the owner of the predecessor companies exchangeable for 310,000 shares of common stock and 162,000 unvested restricted shares of Advisor’s Stock and 9,000 director unvested restricted shares of common stock to be issued at the closing of the offering as the effect of these shares would be anti-dilutive.
(10)	Excludes the effect of 310,000 of OP units issued to the owner of the predecessor companies exchangeable for 310,000 shares of common stock and 264,000 unvested restricted shares of Advisor’s Stock and 9,000 director unvested restricted shares of common stock to be issued at the closing of the offering as the effect of these shares would be anti-dilutive.

Subsequent Events	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events

Note 7 — Subsequent Events

The Company has evaluated subsequent events through the filing of this Form 10-Q and has determined that there have been no events that have occurred that would require adjustments to our disclosures in the financial statements.

Note 4 — Subsequent Events

The Company has evaluated subsequent events through March 21, 2011, the date which these financial statements have been issued and have determined that there have not been any events that have occurred that would require adjustments to our disclosures in the audited financial statements.